Investment Securities (Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities still held) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Net losses recognized during the period	[1]	¥ (639,813)	¥ (278,746)
Less: Net losses recognized during the period on equity securities sold during the period		(37,541)	(3,303)
Net unrealized losses recognized during the reporting period still held at the reporting date		¥ (602,272)	¥ (275,443)

[1]	Included in Investment securities gains (losses)—net.